Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets and goodwill

Total £m
Net book value at 1 April 2023	9,847
Exchange adjustments	(118)
Net book value at 1 April 2024	9,729
Exchange adjustments	(117)
Reclassification to held for sale (note 10)	(80)
Net book value at 31 March 2025	9,532

Schedule of allocation of goodwill by operations	See below for a summary of which operations our goodwill and indefinite-lived intangibles are allocated to.

	2025	2024
CGU or group of CGUs	£m	£m
Goodwill:
National Grid Ventures – US	100	188
New England	1,506	1,541
New York	3,205	3,279
UK Electricity Distribution[1]	4,721	4,721
Total goodwill	9,532	9,729

Indefinite-lived intangibles (regulatory licences related to UK Electricity Distribution):
West Midlands	518	518
East Midlands	519	519
South Wales	257	257
South West	420	420
Total indefinite-lived intangibles	1,714	1,714
1.This is a combination of the West Midlands, East Midlands, South Wales and South West CGUs, reflecting the level at which the goodwill is monitored.